Comparative information 2021 - Summary of Employee Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information On Employee Benefits Expense [Line Items]
Salaries	€ 1,131	€ 1,138
Post-employment benefit costs	125	117
Social security charges	107	101
Other personnel costs	294	292
Total	€ 1,711	€ 1,696
IFRS4 and IAS39 [Member] | Previously Reported [Member]
Disclosure Of Detailed Information On Employee Benefits Expense [Line Items]
Salaries			€ 1,092
Post-employment benefit costs			126
Social security charges			100
Other personnel costs			150
Shares			43
Total			1,511
Amount included in employee expenses relating to defined contributions			€ 35